Trade Receivable, Net - Summary of Trade Receivable (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 11,726		$ 13,131
Other	1,108		825
Allowance for expected credit losses	(595)		(468)
Trade receivables, net	14,847	$ 756	17,576
The Coca-Cola Company [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	1,173		2,054
Loans to Employees [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	77		96
FEMSA and subsidiaries [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	783		402
Other Related Parties [Member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties	575		317
Other	$ 332		27
Shareholders Vonpar [member]
Disclosure of Trade and Other Receivables [Line Items]
Current receivables from related parties			$ 1,219